LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable Disclosure [Line Items]
Financing Receivable, Gross	$ 63,395	$ 127,680
Nonaccrual loans outstanding	11,198	5,749
Pledged
Loans and Leases Receivable Disclosure [Line Items]
Financing Receivable, Gross	58,754	123,673
Uncollateralized [Member]
Loans and Leases Receivable Disclosure [Line Items]
Financing Receivable, Gross	$ 4,641	$ 4,007
Maximum | Pledged
Loans and Leases Receivable Disclosure [Line Items]
Debt Instrument, Term	36 months	36 months
Interest rate	14.40%	18.00%
Maximum | Uncollateralized [Member]
Loans and Leases Receivable Disclosure [Line Items]
Debt Instrument, Term	36 months	36 months
Interest rate	21.60%	18.00%
Minimum | Pledged
Loans and Leases Receivable Disclosure [Line Items]
Debt Instrument, Term	3 months	3 months
Interest rate	7.80%	7.80%
Minimum | Uncollateralized [Member]
Loans and Leases Receivable Disclosure [Line Items]
Debt Instrument, Term	3 months	3 months
Interest rate	7.00%	5.40%